Simplify US Equity PLUS Convexity ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 99.2%
Equity Funds – 99.2%
iShares Core S&P 500 ETF(a)(b)
(Cost $69,342,256) ...................................................... 139,748 $ 93,533,336
Number of
Contracts Notional Amount
Purchased Options – 1.3%
Calls – Exchange-Traded – 0.5%
S&P 500 Index, October Strike Price $6,775, Expires 10/01/25 ........... 103 $ 69,782,500 772
S&P 500 Index, October Strike Price $6,670, Expires 10/03/25 ........... 26 17,342,000 107,900
S&P 500 Index, October Strike Price $6,790, Expires 10/07/25 ........... 65 44,135,000 11,213
S&P 500 Index, October Strike Price $6,690, Expires 10/08/25 ........... 26 17,394,000 107,900
S&P 500 Index, October Strike Price $6,725, Expires 10/10/25 ........... 28 18,830,000 90,860
S&P 500 Index, October Strike Price $6,725, Expires 10/17/25 ........... 32 21,520,000 172,480
491,125
Puts – Exchange-Traded – 0.8%
Nasdaq 100 Index, October Strike Price $22,550, Expires 10/10/25(c) ...... 7 15,785,000 8,400
Russell 2000 Index, October Strike Price $2,240, Expires 10/08/25(c) ...... 75 16,800,000 6,375
Russell 2000 Index, October Strike Price $2,215, Expires 10/10/25(c) ...... 72 15,948,000 7,920
Russell 2000 Index, October Strike Price $2,230, Expires 10/10/25(c) ...... 72 16,056,000 8,640
S&P 500 Index, October Strike Price $6,360, Expires 10/03/25 ........... 116 73,776,000 17,110
S&P 500 Index, October Strike Price $6,400, Expires 10/07/25 ........... 107 68,480,000 28,088
S&P 500 Index, October Strike Price $6,350, Expires 10/09/25 ........... 170 107,950,000 59,500
S&P 500 Index, October Strike Price $6,100, Expires 10/10/25(c) ......... 23 14,030,000 5,175
S&P 500 Index, October Strike Price $6,140, Expires 10/10/25(c) ......... 23 14,122,000 5,750
S&P 500 Index, October Strike Price $5,350, Expires 10/17/25(c) ......... 131 70,085,000 15,065
S&P 500 Index, November Strike Price $5,500, Expires 11/21/25(c) ........ 142 78,100,000 136,320
S&P 500 Index, December Strike Price $5,700, Expires 12/19/25(c) ....... 151 86,070,000 415,250
SPDR Gold Shares, October Strike Price $324, Expires 10/10/25(c) ....... 730 23,652,000 8,760
SPDR Gold Shares, October Strike Price $328, Expires 10/10/25(c) ....... 730 23,944,000 12,045
734,398
Total Purchased Options (Cost $2,179,255) ........................................... 1,225,523
Shares
Money Market Fund – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d)
(Cost $164,127) ......................................................... 164,127 164,127
Total Investments – 100.7%
(Cost $71,685,638) ............................................................ $ 94,922,986
Liabilities in Excess of Other Assets – (0.7)% ......................................... (686,009)
Net Assets – 100.0% ............................................................ $ 94,236,977

Simplify US Equity PLUS Convexity ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (0.6)%
Puts – Exchange-Traded – (0.6)%
Nasdaq 100 Index, October Strike Price $23,550, Expires 10/10/25 ........ (7) $ (16,485,000) $ (26,985)
Russell 2000 Index, October Strike Price $2,340, Expires 10/08/25 ........ (75) (17,550,000) (23,250)
Russell 2000 Index, October Strike Price $2,315, Expires 10/10/25 ........ (72) (16,668,000) (22,680)
Russell 2000 Index, October Strike Price $2,330, Expires 10/10/25 ........ (72) (16,776,000) (29,520)
S&P 500 Index, October Strike Price $6,400, Expires 10/10/25 ........... (23) (14,720,000) (15,180)
S&P 500 Index, October Strike Price $6,440, Expires 10/10/25 ........... (23) (14,812,000) (18,745)
S&P 500 Index, October Strike Price $5,050, Expires 10/17/25 ........... (131) (66,155,000) (8,843)
S&P 500 Index, November Strike Price $5,200, Expires 11/21/25 .......... (142) (73,840,000) (92,300)
S&P 500 Index, December Strike Price $5,400, Expires 12/19/25 ......... (151) (81,540,000) (271,800)
SPDR Gold Shares, October Strike Price $334, Expires 10/10/25 ......... (730) (24,382,000) (20,440)
SPDR Gold Shares, October Strike Price $338, Expires 10/10/25 ......... (730) (24,674,000) (33,215)
(562,958)
Total Written Options (Premiums Received $1,177,822) ................................. $ (562,958)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $46,851,000 have been pledged as collateral for options as of September 30, 2025.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 99.2%
Purchased Options ............................................................................ 1.3%
Money Market Fund ........................................................................... 0.2%
Total Investments ............................................................................. 100.7%
Liabilities in Excess of Other Assets ............................................................... (0.7)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.